Financial Instruments And Risk Analysis - Summary of assets and liabilities are presented in the balance sheet (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash equivalents	R$ 1,506,082	R$ 4,097,838
Cash Investment	183,850	201,975
Financial liabilities
Borrowings and financing	17,900,361	15,777,012
Carrying amount [member]
Financial assets
Cash equivalents	1,504,986	3,943,324
Cash Investment	217,792	238,962
Financial liabilities
Borrowings and financing	8,705,458	7,633,140
Market approach [member]
Financial assets
Cash equivalents	1,504,986	3,943,324
Cash Investment	217,792	238,962
Financial liabilities
Borrowings and financing	R$ 8,705,458	R$ 7,633,140